LAND USE RIGHTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum
Intangible assets
Useful life	2 years
Maximum
Intangible assets
Useful life	20 years
Land use rights
Intangible assets
Amortization expense	¥ 4	¥ 3	¥ 3
Net book value	¥ 151	¥ 77
Land use rights | Minimum
Intangible assets
Useful life	40 years
Land use rights | Maximum
Intangible assets
Useful life	50 years